DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES

13. DERIVATIVE LIABILITIES

On June 12, 2022, 2,108,750 warrants expired. The derivative liabilities related to expiring warrants were revalued at USD $34,530, resulting in a loss of $135,978, related to the change in fair market value of the derivative liabilities. The Black-Scholes Options Pricing Model is used to value the derivative liability. The following are key weighted average assumptions for the valuation of expired warrants on June 12, 2022. Upon expiry, $34,350 of derivative liability was written off against additional-paid-in-capital.

June 12, 2022
Related outstanding warrants	2,108,750
Number of underlying shares for outstanding warrants	2,108,750
Stock price	$0.12
Exercise price	$0.10
Volatility	25.81%
Risk-free interest rate	1.10%
Expected dividend yield	0%
Warrant remaining life in years	0
Black Scholes fair value per option	$0.02 CAD

The derivative liability revaluation on December 31, 2022 resulted in a gain in the amount of $440,065. The derivative liability on December 31, 2022, and 2021 was $0 and $474,595, respectively. The revaluation of the derivative liability for unexpired warrants on December 31, 2022, resulted in a zero value, due to the decline in the Company’s stock price. The expected life of the warrants was greater than the Company’s historical stock information available, therefore, the Company determined the expected volatility based on price fluxions of comparable public companies. The following are key weight average assumptions for the valuation of warrants exercisable into common stock for the years ended December 31, 2022 and 2021. These warrants expire on February 4, 2023.

	December 31, 2022	December 31, 2021
Related outstanding warrants	7,900,000	7,900,000
Number of underlying shares for outstanding warrants	7,900,000	7,900,000
Stock price ($CAD)	$0.04	$0.34
Exercise Price ($CAD)	$0.75	$0.75
Expected volatility	158.73%	54.03%
Risk-free interest rate	4.41%	0.34%
Expected dividend yield	0%	0%
Warrant remaining life in years	0.0	0.1
Black Scholes fair value per option	$-	$-

MetaWorks Platforms, Inc.

(formerly CurrencyWorks Inc.)

Notes to Consolidated Financial Statements

December 31, 2022 and 2021